Balance Sheets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Finite-Lived Intangible Assets, Remaining Amortization Period	4 years 25 days		4 years 25 days		4 years 6 months
Amortization	$ 919,774	$ 2,734,106	$ 932,880	$ 2,549,418	$ 3,492,931	$ 1,317,166